PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Scheme Plan [Member] | Foreign Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, contributions by employer	$ 787	$ 7,605	$ 1,161
Scheme Plan [Member] | Scenario, Forecast [Member] | Foreign Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, contributions by employer	$ 810
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations	10.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations	86.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations	14.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations	90.00%